INVENTORIES (Tables)	12 Months Ended
Dec. 28, 2025
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	December 28, 2025	December 29, 2024

Raw materials and spare parts inventories	$253,219	$170,321
Work in progress(1)	145,395	65,399
Finished goods(1)	1,971,551	874,842
	$2,370,165	$1,110,562
(1) As at December 28, 2025, $1,121.5 million represents work in progress and finished goods inventories of the Company excluding respective Hanes inventory amounts initially recorded at fair value less cost to sell.